Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 2,567,868	$ 4,974,478	$ 14,376,282
Short-term investments (Note 2)	0	0	589,275
Accounts receivable (Notes 2 and 4)	946,944	493,925	292,849
Prepaids and other current assets (Note 5)	2,936,619	1,957,727	758,917
Inventory (Note 6)	436,833	524,582	1,116,880
	6,888,264	7,950,712	17,134,203
Property and equipment (Note 7 and 21)	9,299,513	8,278,170	9,364,210
Patents and licenses (Note 8)	466,714	456,250	449,676
Intangible assets (Note 9)	802,409	839,637	876,865
Goodwill (Note 22)	7,681,003	7,681,003	7,681,003
	25,137,903	25,205,772	35,505,957
Liabilities
Accounts payable and accrued liabilities (Note 10)	3,040,422	810,593	1,624,344
	3,040,422	810,593	1,624,344
Deferred tax liability (Notes 22 and 23)	1,000,427	1,298,367	1,596,307
Deferred rent	1,814	24,031	42,665
	4,042,663	2,132,991	3,263,316
Shareholders' Equity
Share capital (Note 11(b))	112,028,194	103,616,221	103,357,862
Warrants (Note 12)	8,303,738	5,985,378	5,985,378
Contributed surplus (Note 13)	36,042,754	32,102,967	29,062,874
Accumulated other comprehensive loss	(2,083,514)	(1,758,632)	(2,088,117)
Deficit	(133,195,932)	(116,873,153)	(104,075,356)
	21,095,240	23,072,781	32,242,641
	$ 25,137,903	$ 25,205,772	$ 35,505,957